Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 5,487	$ 6,936
Proceeds from Sale of Property, Plant, and Equipment	2,132	589
Loss (gain) on disposal of property and equipment	(1,059)	16
Net loss	(18,657)	$ (61,606)
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation Expense on Reclassified Assets	544
Net loss	(544)
Impairment Charge on Reclassified Assets	$ 95
IT Infrastructure [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		10 years
IT Infrastructure [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years